UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  28-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

     /s/  Deborah Kaback     New York, NY     November 11, 2009

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10451                      Alkeon Capital Management, LLC
       28-06443                      Eden Capital Management Partners LP
       28-04503                      Ridgecrest Investment Management
       28-04847                      KBW Asset Management, Inc
       28-11296                      PENN Capital Management Co, Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $340 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305        0       19 SH       SOLE                       19        0        0
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103        6     1000 SH       SOLE                     1000        0        0
BANK OF AMERICA CORPORATION    COM              060505104       11      669 SH       SOLE                      669        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362       98     4000 SH       SOLE                     4000        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105        9     1000 SH       SOLE                     1000        0        0
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP      Y11082107        6      650 SH       SOLE                      650        0        0
CITIGROUP INC                  COM              172967101      106    21923 SH       SOLE                    21923        0        0
COLLEGIATE PACIFIC INC         NOTE 5.750%12/0  194589AB3       13       13 PRN      SOLE                       13        0        0
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3        0  2000000 PRN      SOLE                  2000000        0        0
FEDERAL MOGUL CORP             COM              313549404        0    22000 SH       SOLE                    22000        0        0
HEIDRICK & STRUGGLES INTL IN   COM              422819102        6      250 SH       SOLE                      250        0        0
ISHARES TR INDEX               NASDQ BIO INDX   464287556        8      100 SH       SOLE                      100        0        0
PARAGON SHIPPING INC           CL A             69913R309        2      450 SH       SOLE                      450        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503        0    10000 SH       SOLE                    10000        0        0
PROSHARES TR                   PSHS SH MDCAP400 74347R800        0     5500 SH       SOLE                     5500        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713        7      635 SH       SOLE                      635        0        0
SIMON PPTY GROUP INC NEW       COM              828806109        0        1 SH       SOLE                        1        0        0
SYNERON MEDICAL LTD            ORD SHS          M87245102        3      300 SH       SOLE                      300        0        0
TUESDAY MORNING CORP           COM NEW          899035505        6     1350 SH       SOLE                     1350        0        0
ULTRA PETROLEUM CORP           COM              903914109        7      150 SH       SOLE                      150        0        0
UNITEDHEALTH GROUP INC         COM              91324P102        6      225 SH       SOLE                      225        0        0
VIACOM INC NEW                 CL B             92553P201        4      125 SH       SOLE                      125        0        0
VOLCOM INC                     COM              92864N101        4      250 SH       SOLE                      250        0        0
WESTERN ASSET HIGH INCM FD I   COM              95766J102       23     2625 SH       SOLE                     2625        0        0
WESTERN ASSETT MGD HI INCM F   COM              95766L107       15     2500 SH       SOLE                     2500        0        0